Related Party Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) tpa	Dec. 31, 2018 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Senior credit facility	$ 120,221,000	$ 18,566,000
Additional debt financing costs paid		1,550,000
Drawn borrowing facilities	66,250,000	17,500,000
Contractual or other commitments from related party transactions	0
Senior Credit Facility
Disclosure Of Transactions Between Related Parties [Line Items]
Drawn borrowing facilities	205,000,000
Bangchak
Disclosure Of Transactions Between Related Parties [Line Items]
Senior credit facility	$ 205,000,000
Bangchak | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Production capacity expansion incremental off-take rights | tpa	3,500
Bangchak | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Production capacity expansion incremental off-take rights | tpa	6,000
Minera Exar S.A
Disclosure Of Transactions Between Related Parties [Line Items]
Directors remuneration expense	$ 37,000	$ 38,000
Cauchari-Olaroz Project | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Production capacity expansion | tpa	25,000
Cauchari-Olaroz Project | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Production capacity expansion | tpa	40,000
Cauchari-Olaroz Project | Bangchak
Disclosure Of Transactions Between Related Parties [Line Items]
Description of terms of option agreement	In consideration for Bangchak (a related party of the Company, by virtue of its position as a shareholder and a lender under the $205,000 senior credit facility) providing its consent to the Project Investment, following the Company’s approval of the expansion of the stated production capacity of the Cauchari-Olaroz project from its current targeted production of 25,000 tonnes per annum (“tpa”) to 40,000 tpa, and entry into an amended off-take agreement with Bangchak, the Company provided incremental off-take rights in favour of Bangchak to acquire up to an additional 3,500 tpa of lithium carbonate, up to an aggregate maximum of 6,000 tpa of lithium carbonate (at a 40,000 tpa project capacity) at market prices.
Additional debt financing costs paid	$ 50,000,000
Cauchari-Olaroz Project | Minera Exar S.A | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	$ 1,594,000
Percentage of share of joint venture	50.00%